Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

7	Cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash and banks	31,187	139,844
Cash equivalents	807,297	1,727,641
Total	838,484	1,867,485

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements, fund shares (accruing Interbank Deposit Rate - CDI interest rates) and CDBs, whose original maturities or intention of realization are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

As of December 31, 2023, the average yield of cash equivalents corresponded to 96.25% of CDI (95.69% as of December 31, 2022).